Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of year	485,202
Options granted	20,000	110,000	8,981
Options exercised	(7,892)	(298,146)	(52,406)
Options forfeited	(7,401)
Options outstanding at end of year	489,909	485,202
Options exercisable at end of year	326,416
Options outstanding at beginning of year, Weighted Average Exercise Price	$ 10.92
Options granted, Weighted Average Exercise Price	13.98
Options exercised, Weighted Average Exercise Price	8.50
Options forfeited, Weighted Average Exercise Price	11.03
Options outstanding at end of year, Weighted Average Exercise Price	11.08	$ 10.92
Options exercisable at end of year, Weighted Average Exercise Price	$ 10.70
Options outstanding at end of year, Weighted Average Remaining Contractual Term	6 years 10 days
Options exercisable at end of year, Weighted Average Remaining Contractual Term	5 years 1 month 20 days
Options outstanding, Intrinsic Value	$ 2,115
Options Exercisable, Intrinsic Value	1,535
Options, Exercised in Period, Intrinsic Value	$ 44	$ 326	$ 58